DEFERRED COMPENSATION (Details) $ in Thousands	12 Months Ended
	Dec. 26, 2020 USD ($) employee	Dec. 28, 2019 USD ($)
Deferred compensation
Number of participants who chose a deferred settlement | employee	2
Number of years for settlement	5 years
Deferred compensation liability for the two participants who chose a deferred settlement	$ 200	$ 300
Increase in investment in life insurance contracts		15,253
Investment in life insurance contracts	13,300	16,600
Liabilities related to Plan	36,600	33,100
Other Assets
Deferred compensation
Assets held by the Plan	$ 600	$ 1,100